Investments Accounted for Using the Equity Method (Reconciliation of Summarized Financial Information for Material Associates) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Profit/(loss) for the year		¥ 656,398		¥ 2,227,165	¥ 5,336,218
Other comprehensive income/(loss)		(11,512)		7,449	(7,014)
Shanghai Secco [member]
Disclosure of associates [line items]
Opening net assets 1 January		13,669,352		12,822,770
Profit/(loss) for the year		2,412,802		3,383,582
Increase in share capital				0
Other comprehensive income/(loss)		0		0	0
Increase/(decrease) in reserves		0	[1]	0
Declared dividends		(2,368,000)		(2,537,000)	(3,675,840)
Closing net assets		¥ 13,714,154		¥ 13,669,352	12,822,770
Percentage of ownership interest		20.00%		20.00%
Interest in associates		¥ 2,742,832		¥ 2,733,872
Unrealised upstream and downstream transaction		(11,285)		(9,512)
Unentitled portion	[1]	0		0
Carrying value		2,731,547		2,724,360
Chemical Industry [member]
Disclosure of associates [line items]
Opening net assets 1 January		5,556,296		5,057,821
Profit/(loss) for the year		404,117		609,540
Increase in share capital				0
Other comprehensive income/(loss)		(30,089)		19,470	(18,331)
Increase/(decrease) in reserves		7,258	[1]	(51,535)
Declared dividends		(85,000)		(79,000)	(61,001)
Closing net assets		¥ 5,852,582		¥ 5,556,296	5,057,821
Percentage of ownership interest		38.26%		38.26%
Interest in associates		¥ 2,239,198		¥ 2,125,839
Unrealised upstream and downstream transaction		0		0
Unentitled portion	[1]	(331,407)		(328,629)
Carrying value		1,907,791		1,797,210
Jinsen [member]
Disclosure of associates [line items]
Opening net assets 1 January		136,342		153,338
Profit/(loss) for the year		(8,232)		(16,996)
Increase in share capital				0
Other comprehensive income/(loss)		0		0	0
Increase/(decrease) in reserves		0	[1]	0
Declared dividends		0		0	0
Closing net assets		¥ 128,110		¥ 136,342	153,338
Percentage of ownership interest		40.00%		40.00%
Interest in associates		¥ 51,244		¥ 54,537
Unrealised upstream and downstream transaction		0		0
Unentitled portion	[1]	0		0
Carrying value		51,244		54,537
Azbil [member]
Disclosure of associates [line items]
Opening net assets 1 January		132,442		123,994
Profit/(loss) for the year		48,264		38,448
Increase in share capital				0
Other comprehensive income/(loss)		0		0	0
Increase/(decrease) in reserves		0	[1]	0
Declared dividends		(23,000)		(30,000)	(25,900)
Closing net assets		¥ 157,706		¥ 132,442	123,994
Percentage of ownership interest		40.00%		40.00%
Interest in associates		¥ 63,083		¥ 52,977
Unrealised upstream and downstream transaction		0		0
Unentitled portion	[1]	0		0
Carrying value		63,083		52,977
Shidian Energy [member]
Disclosure of associates [line items]
Opening net assets 1 January		805,164		0
Profit/(loss) for the year		36,696		5,166
Increase in share capital				800,000
Other comprehensive income/(loss)		0		0
Increase/(decrease) in reserves		0	[1]	0
Declared dividends		0		0
Closing net assets		¥ 841,860		¥ 805,164	¥ 0
Percentage of ownership interest	[2]	40.00%		40.00%
Interest in associates		¥ 336,744		¥ 322,066
Unrealised upstream and downstream transaction		(19,343)		(22,708)
Unentitled portion	[1]	0		0
Carrying value		¥ 317,401		¥ 299,358

[1]	Unentitled portion represented the earnings from sales of the lands injected by Government in Chemical Industry that cannot be shared by other shareholders.
[2]	In 2019, Toufa invested RMB 320,000 thousands to acquire 40% share of Shidian Energy, of which RMB 71,816 thousands was contributed by property, plant and equipment at fair market price.